Investments Gross Unrealized losses by Major Security (Detail) $ in Millions	Dec. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($) security
Number of Securities
Total No. of Sec. | security	1,073	1,223
Less than 12 Months | security	342	126
12 Months or Greater | security	731	1,097
Fair Value
Total Fair Value	$ 53,784	$ 44,062
Less than 12 Months	35,528	13,348
12 Months or Greater	18,256	30,714
Gross Unrealized Losses
Gross Unrealized Losses	1,935	2,347
Less than 12 Months	485	119
12 Months or Greater	$ 1,450	$ 2,228
U.S. government obligations
Number of Securities
Total No. of Sec. | security	113	147
Less than 12 Months | security	39	25
12 Months or Greater | security	74	122
Fair Value
Total Fair Value	$ 38,782	$ 28,225
Less than 12 Months	30,257	11,890
12 Months or Greater	8,525	16,335
Gross Unrealized Losses
Gross Unrealized Losses	1,151	1,158
Less than 12 Months	418	100
12 Months or Greater	$ 733	$ 1,058
State and local government obligations
Number of Securities
Total No. of Sec. | security	379	324
Less than 12 Months | security	127	31
12 Months or Greater | security	252	293
Fair Value
Total Fair Value	$ 2,339	$ 1,846
Less than 12 Months	783	170
12 Months or Greater	1,556	1,676
Gross Unrealized Losses
Gross Unrealized Losses	117	138
Less than 12 Months	6	1
12 Months or Greater	$ 111	$ 137
Foreign government obligations
Number of Securities
Total No. of Sec. | security		1
Less than 12 Months | security		0
12 Months or Greater | security		1
Fair Value
Total Fair Value		$ 16
Less than 12 Months		0
12 Months or Greater		16
Gross Unrealized Losses
Gross Unrealized Losses		1
Less than 12 Months		0
12 Months or Greater		$ 1
Corporate and other debt securities
Number of Securities
Total No. of Sec. | security	304	316
Less than 12 Months | security	122	26
12 Months or Greater | security	182	290
Fair Value
Total Fair Value	$ 7,034	$ 6,675
Less than 12 Months	2,935	617
12 Months or Greater	4,099	6,058
Gross Unrealized Losses
Gross Unrealized Losses	215	335
Less than 12 Months	33	14
12 Months or Greater	$ 182	$ 321
Residential mortgage-backed securities
Number of Securities
Total No. of Sec. | security	40	39
Less than 12 Months | security	12	2
12 Months or Greater | security	28	37
Fair Value
Total Fair Value	$ 428	$ 88
Less than 12 Months	377	0
12 Months or Greater	51	88
Gross Unrealized Losses
Gross Unrealized Losses	11	10
Less than 12 Months	4	0
12 Months or Greater	$ 7	$ 10
Commercial mortgage-backed securities
Number of Securities
Total No. of Sec. | security	153	189
Less than 12 Months | security	8	1
12 Months or Greater | security	145	188
Fair Value
Total Fair Value	$ 3,294	$ 3,913
Less than 12 Months	264	31
12 Months or Greater	3,030	3,882
Gross Unrealized Losses
Gross Unrealized Losses	376	598
Less than 12 Months	16	3
12 Months or Greater	$ 360	$ 595
Other asset-backed securities
Number of Securities
Total No. of Sec. | security	84	207
Less than 12 Months | security	34	41
12 Months or Greater | security	50	166
Fair Value
Total Fair Value	$ 1,907	$ 3,299
Less than 12 Months	912	640
12 Months or Greater	995	2,659
Gross Unrealized Losses
Gross Unrealized Losses	65	107
Less than 12 Months	8	1
12 Months or Greater	$ 57	$ 106